GENERAL (Schedule of Canadian Quartz Holdings Inc.) (Details) (Canadian Quartz Holdings Inc. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	May 01, 2011
Business Acquisition [Line Items]
Goodwill		$ 425
Total assets acquired		5,331
Non-Competition Agreement [Member]
Business Acquisition [Line Items]
Intangible assets		917
Expected useful life	2 years 2 months 16 days
Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets		$ 3,989
Expected useful life	5 years 2 months 16 days